Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Outstanding Convertible Promissory Notes

A summary of the outstanding convertible promissory notes as of September 30, 2022 and December 31, 2021 is as follows:

	September 30, 2022		December 31, 2021
Convertible notes payable - current portion		$3,936,000		$6,016,000
Deferred debt discount - current portion		-		(39,492)
Total convertible notes payable - current portion, net		$3,936,000		$5,976,508

Covnertible notes payable - related parties - current portion		$25,000		$3,175,000
Deferred debt discount - current portion		-		-
Total convertible notes payable - relatied parties - current portion, net	$		$

Total convertible notes payable, net		$3,961,000		$9,151,508

A summary of the outstanding convertible promissory notes as of December 31, 2021 and 2020 is as follows:

	As of December 31,
	2021	2020
Convertible notes payable – current portion	$6,016,000	$2,165,500
Deferred debt discount – current portion	(39,492)	(140,633)
Total convertible notes payable-current portion, net	$5,976,508	$2,024,867
Convertible notes payable – related parties-current portion	$3,175,000	$25,000
Convertible notes payable – non-current portion	$—	$1,770,500
Deferred debt discount – non-current portion	—	(216,692)
Total convertible notes payable – non-current portion, net	$—	$1,553,808
Total convertible notes payable, net	$9,151,508	$3,603,675